DEFERRED REVENUE	12 Months Ended
Dec. 31, 2018
Disclosure Of Deferred Revenue [Abstract]
DEFERRED REVENUE
11. DEFERRED REVENUE
On July 28, 2015, the Company through its subsidiary Caystar Finance Co. completed a $130 million gold purchase and sale agreement (“Streaming Agreement”) with RGLD, a wholly-owned subsidiary of Royal Gold, Inc. ("RGI"). This Streaming Agreement was subsequently amended on December 30, 2015 to provide an additional $15 million of streaming advance payment. The Streaming percentages were adjusted as follows to reflect the $15 million additional advance payment: From January 1, 2016, the Company will deliver 9.25% of gold production from Wassa and Prestea to RGLD at a cash purchase price of 20% of spot gold. From January 1, 2018, Golden Star will deliver 10.5% of gold production from Wassa and Prestea at a cash purchase price of 20% of spot gold until 240,000 ounces have been delivered. Thereafter, 5.5% of gold production from Wassa and Prestea at a cash purchase price of 30% of spot gold price will be delivered.
During the year ended December 31, 2018, the Company sold 23,692 ounces of gold to RGLD. Revenue recognized on the ounces sold to RGLD during the year ended December 31, 2018 consisted of $6.0 million of cash payment proceeds and $13.7 million of deferred revenue recognized in the period (see Note 17). The Company has delivered a total of 78,461 ounces of gold to RGLD since the inception of the Streaming Agreement.

	For the Years Ended December 31,
	2018	2017
Beginning balance	$109,956	$114,112
Impact of adopting IFRS 15 on January 1, 2018 (see Note 3)	18,980	—
Deposits received	—	10,000
Deferred revenue recognized	(13,738)	(14,156)
Interest on financing component of deferred revenue	4,750	—
Balance at the end of the period	$119,948	$109,956

Current portion	$14,316	$17,894
Long term portion	105,632	92,062
Total	$119,948	$109,956

During the year ended December 31, 2018, the Company recognized $10.6 million deferred revenue, $3.1 million amortization of financing component, and $4.8 million interest on financing component of deferred revenue. Had the Company not adopted IFRS 15, deferred revenue recognized for the year ended December 31, 2018 would have been $13.7 million and there would have been no amortization of financing component or interest on financing component of deferred revenue.